Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 1,204	$ 1,298	$ 177
Common stock and additional paid-in capital, par value	$ 0	$ 0	$ 0
Common stock and additional paid-in capital, shares authorized	55,000	55,000	55,000
Common stock and additional paid-in capital, shares issued	1,884	1,775	1,775
Common stock and additional paid-in capital, shares outstanding	1,874	1,775	1,775
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued	2,812	2,812	2,812
Preferred stock, shares outstanding	2,812	2,812	2,812
Preferred stock, redemption amount	$ 70,288	$ 70,288	$ 70,288